Employee benefits - Principal actuarial assumptions regarding defined benefit plans (Details) - year	Sep. 30, 2021	Sep. 30, 2020
U.K.
Disclosure of defined benefit plans [line items]
Discount rate	2.03%	1.53%
Future salary increases	3.45%	2.84%
Future pension increases	3.38%	2.82%
Inflation rate	3.45%	2.84%
Longevity at age 65 for current members, Males	21.9	21.8
Longevity at age 65 for current members, Females	23.8	23.7
Longevity at age 45 for current members, Males	23.3	23.2
Longevity at age 45 for current members, Females	25.4	25.3
Germany
Disclosure of defined benefit plans [line items]
Discount rate	0.88%	0.65%
Future salary increases	2.50%	2.50%
Future pension increases	1.80%	1.50%
Inflation rate	2.00%	2.00%
Longevity at age 65 for current members, Males	21.0	20.0
Longevity at age 65 for current members, Females	24.0	23.0
Longevity at age 45 for current members, Males	23.0	24.0
Longevity at age 45 for current members, Females	26.0	26.0
France
Disclosure of defined benefit plans [line items]
Discount rate	0.90%	0.65%
Future salary increases	3.75%	3.79%
Future pension increases	0.00%	0.00%
Inflation rate	1.50%	1.50%
Other
Disclosure of defined benefit plans [line items]
Discount rate	3.30%	3.11%
Future salary increases	1.34%	1.51%
Future pension increases	0.07%	0.08%
Inflation rate	2.83%	2.51%